Contract Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities [abstract]
Advances from customers	$ 2,925,000	$ 3,084,000
Customer loyalty credits	379,000	516,000
Sell back liabilities	122,000	697,000
Contract Liabilities	$ 4,297,000	$ 3,426,000